CERTAIN BALANCE SHEET COMPONENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
CERTAIN BALANCE SHEET COMPONENTS

4.	CERTAIN BALANCE SHEET COMPONENTS

(a)	Inventory, Net

Inventory, net of provisions for potentially excess, obsolete, or impaired goods, consists of the following (in thousands):

	September 30,	December 31,
	2025	2024
Raw materials	$5,924	$6,319
Work in process	2,280	2,764
Finished goods	1,402	1,443
	$9,606	$10,526

Allowance for excess and obsolete inventory	(3,054)	(2,411)
Inventory, net	$6,552	$8,115

(b)	Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	September 30,	December 31,
	2025	2024
Equipment	$643	$643
Furniture and fixtures	6	6
Leasehold improvements	101	101
Total cost	750	750

Less: accumulated depreciation	(581)	(523)
Property and equipment, net	$169	$227

Depreciation expense was $58,000, of which $16,000 was included in cost of goods sold, and $119,000, of which $13,000 was included in cost of goods sold, for the nine months ended September 30, 2025, and 2024, respectively.

(c)	Intangible Assets, Net

Intangible assets consist of the following (in thousands):

	As of September 30, 2025
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Value
Developed Technology	$760	$(254)	$506
Trade Name	120	(95)	25
Total	$880	$(349)	$531

	As of December 31, 2024
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Value
Developed Technology	$760	$(206)	$554
Trade Name	120	(78)	42
Total	$880	$(284)	$596

Amortization expense for the nine months ended September 30, 2025 and 2024 was $65,000, of which $48,000 was included in cost of goods sold for each period.

As of September 30, 2025, developed technology and trade name had remaining lives of 8.0 and 1.0 years, respectively. The estimated future amortization expense for the next five years and thereafter is as follows (in thousands):

September 30,
2025
2025 (three months remaining)	$22
2026	82
2027	64
2028	63
2029	63
Thereafter	237
Total	$531

(d)	Other Accrued Liabilities

Other accrued liabilities consist of the following (in thousands):

	September 30,	December 31,
	2025	2024
Accrued compensation	$1,077	$941
Accrued clinical and manufacturing expenses	685	617
Accrued professional and consulting services	49	51
Other liabilities, current portion	6	493
Total other accrued liabilities, current portion	1,817	2,102
Other liabilities, noncurrent portion	-	-
Total current and noncurrent other accrued liabilities	$1,817	$2,102

Accrued compensation includes sales commissions, payroll, employee paid time off and employee and executive officer bonuses. Accrued clinical and manufacturing expenses represent royalties payable under a ten-year worldwide licensing agreement related to intellectual property covering the design and production of valves used in the SynCardia TAH and service costs on drivers returned, mostly from customers outside the U.S. The sums due to the vendor are secured by the license agreement, which is expired. Accrued professional and consulting services represent payables related to legal, accounting, and valuation services provided in preparation of the Company’s period end reporting. At the end of 2023, the Company’s management made the decision to terminate its sales and distribution agreement with State of the Art Medical Products, Inc. In connection with the termination of the agreement, the Company agreed to pay a termination penalty of $505,085, payable at $21,045 per month over a period of 24 months and a refund of $415,000 for returned inventory payable on May 1, 2025. Any payments not paid on the due dates are subject to a monthly interest of 1%. On September 30, 2025 $500,000 of the termination penalty has been paid. As of September 30, 2025, and December 31, 2024, the termination penalty of $5,000 and $505,000, respectively, has been included in other accrued liabilities. As of September 30, 2025 and December 31, 2024, $72,000 and $16,000 of interest for the termination penalty has been included in accounts payable. As of September 30, 2025, the returned inventory of $415,000 is included in accounts payable.

4.	CERTAIN BALANCE SHEET COMPONENTS

(a)	Inventory, Net

Inventory, net of provisions for potentially excess, obsolete or impaired goods, consists of the following (in thousands):

	December 31, 2024	December 31, 2023
Raw materials	$6,319	$6,287
Work in process	2,764	1,093
Finished goods	1,443	1,704
	$10,526	$9,084

Allowance for excess and obsolete inventory	(2,411)	(2,191)
Inventory, net	$8,115	$6,893

(b)	Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	December 31, 2024	December 31, 2023
Equipment	$643	$717
Furniture and fixtures	6	6
Leasehold improvements	101	101
Total cost	750	824

Less: accumulated depreciation	(523)	(459)
Property and equipment, net	$227	$365

Depreciation expense was $138,000, of which $28,000 was included in cost of goods sold, and $228,000, of which $34,000 was included in cost of goods sold, for the years ended December 31, 2024, and 2023, respectively. During the year ended December 31, 2024 and 2023, the Company disposed of $74,000 and $0 of equipment, respectively.

(c)	Intangible Assets, Net

Intangible assets consist of the following (in thousands):

	As of December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Developed Technology	$760	$(206)	$554
Trade Name	120	(78)	42
Total	$880	$(284)	$596

	As of December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Developed Technology	$760	$(142)	$618
Trade Name	120	(54)	66
Total	$880	$(196)	$684

Amortization expense was $87,000 and $87,000 for the years ended December 31, 2024 and 2023, respectively.

As of December 31, 2024, developed technology and trade name had remaining lives of 8.75 and 1.75 years, respectively. The estimated future amortization expense for the next five years and thereafter is as follows (in thousands):

December 31, 2024
2025	$87
2026	82
2027	64
2028	63
2029	63
Thereafter	237
Total	$596

(d)	Other Accrued Liabilities

Other accrued liabilities consist of the following (in thousands):

	December 31, 2024	December 31, 2023
Accrued compensation	$941	$770
Accrued clinical and manufacturing expenses	617	458
Accrued professional and consulting services	51	470
Other liabilities, current portion	493	64
Total other accrued liabilities, current portion	2,102	1,762
Other liabilities, noncurrent portion	-	670
Total current and noncurrent other accrued liabilities	$2,102	$2,432

Accrued compensation includes sales commissions, payroll, employee PTO and employee and NEO bonuses. Accrued clinical and manufacturing expenses represent royalties payable under a ten-year worldwide licensing agreement related to intellectual property covering the design and production of valves used in the SynCardia TAH and service costs on drivers returned, mostly from customers outside the U.S. The sums due to the vendor are secured by the license agreement, which is expired. Accrued professional and consulting services represent payables related to legal, accounting, and valuation services provided in preparation of the Company’s potential acquisition or its initial public offering. At the end of 2023, the Company’s management made the decision to terminate its sales and distribution agreement with State of the Art Medical Products, Inc. (SOTA). In connection with the termination of the agreement, the Company agreed to pay a termination penalty of $505,085, payable at $21,045 per month over a period of 24 months and a refund of $415,000 for returned inventory payable on May 1, 2025. Any payments not received on the due dates are subject to a monthly interest of 1%. As of December 31, 2024, and 2023, $0 and $250,000 of the termination penalty has been included in noncurrent other accrued liabilities.